FINANCIAL INSTRUMENTS - RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS-RISK MANAGEMENT
FINANCIAL INSTRUMENTS-RISK MANAGEMENT

NOTE 16 — FINANCIAL INSTRUMENTS — RISK MANAGEMENT:

The Company’s activities expose it to various financial risks, such as market risk, including currency risk, credit risk and liquidity risk. The Company’s overall risk management plan focuses on minimizing possible adverse effects on the Company’s financial performance.

Risk management is performed by the CFO, which includes examining certain exposures to risks, such as exchange rate risk, credit risk. In 2021, the Company did not use derivative financial instruments to hedge its operations.

Credit risk:

Credit risk is created when the failure of parties against the fulfillment of their obligations may reduce the amount of future cash flows from the financial assets held by the Company to the balance sheet date. The Company’s main financial assets are cash and cash equivalents, customers and other receivables, and represent the Company’s maximum exposure to credit risks in connection with its financial assets. The company holds cash in large financial institutions.

The par value of financial assets represents the maximum credit exposure.

The maximum exposure to credit risk at the time of reporting was:

	31.12.2021	31.12.2020
Cash	3,854	6,983
Customers	806	489
Other accounts receivable	711	—
Contract assets	6,015	1,954
Total	11,386	9,426

Currency risk:

Currency risk is the risk that the value of financial instruments will be affected by changes in exchange rates. Currency risk is created when future commercial transactions and recognized assets and liabilities are denominated in a currency other than the Company’s operating currency. The company is exposed to foreign currency risk resulting from exposures to various currencies, mainly in relation to the New Israeli Shekel, the Euro and the British Pound.

The company’s policy is not to execute currency protection transactions.

NOTE 16 — FINANCIAL INSTRUMENTS — RISK MANAGEMENT: (continued)

As of the balance sheet date, the Group’s exposure to currencies as follows:

	December 31, 2021
	NIS	EUR	GBP	USD	Total
Assets:
Cash and cash equivalents	747	19	2,454	634	3,854
Trade receivables	80	77	608	41	806
Other accounts receivable	—	711	—	—	711
Contract Assets	—	—	1,248	4,767	6,015
	827	807	4,310	5,442	11,386
Liabilities:
Current liabilities:
Current maturities long-term loans	(508)	—	—	(5,826)	(6,334)
Trade payables	(518)	(945)	(3,594)	(3,465)	(8,522)
Payables and credit balances	(5,164)	—	(1,032)	(436)	(6,632)
	(6,190)	(945)	(4,626)	(9,727)	(21,488)
Non-current liabilities:
Long term loans from banks	(1,543)	—	—	(5,400)	(6,943)
Net balances	(6,906)	(138)	(316)	(9,685)	(17,045)

	December 31, 2020
	NIS	EUR	GBP	USD	Total
Assets:
Cash and cash equivalents	933	3,572	919	1,559	6,983
Trade receivables	—	—	328	161	489
Contract Assets	—	—	1,875	79	1,954
	933	3,572	3,122	1,799	9,426
Liabilities:
Current liabilities:
Current maturities long-term loans	(79)	—	—	(2,082)	(2,161)
Trade payables	—	(368)	(1,110)	(5,673)	(7,151)
Payables and credit balances	(2,813)	—	(653)	(205)	(3,671)
	(2,892)	(368)	(1,763)	(7,960)	(12,983)
Non-current liabilities:
Long term loans from banks	(1,718)	—	—	(4,596)	(6,314)
Net balances	(3,677)	3,204	1,359	(10,757)	(9,871)

NOTE 16 — FINANCIAL INSTRUMENTS — RISK MANAGEMENT: (continued)

Sensitivity analysis:

A 10% strengthening of the dollar against the following currencies would have resulted in an increase (decrease) in the equity and profit and loss in the amounts presented below. This analysis assumes that all other variables, and especially interest rates, remain constant. A 10% weakening of the currency against the relevant currencies will have the same effect in the opposite direction on equity and profit and loss.

	31.12.2021	31.12.2020
Linked to NIS	(6,904)	(3,677)
	10%	10%
	(690)	(368)
Linked to EUR	(138)	3,204
	10%	10%
	(14)	320
Linked to GBP	(316)	1,359
	10%	10%
	(32)	136

Liquidity risks:

Liquidity risks arise from the management of the Group’s working capital as well as from the financing expenses and principal repayments of the Group’s debt instruments. Liquidity risk is the risk that the Group will find it difficult to meet obligations related to financial liabilities.

Liquidity risks arise from the management of the Group’s working capital as well as from the financing expenses and principal repayments of the Group’s debt instruments. Liquidity risk is the risk that the Group will find it difficult to meet obligations related to financial liabilities.

NOTE 16 — FINANCIAL INSTRUMENTS — RISK MANAGEMENT: (continued)

The following is an analysis of the contractual maturities of financial liabilities in accordance with nominal values for settlement.

Based on the earliest time the company will be required to pay:

31.12.2021	Within 30 days	1 – 12 Months	1 – 5 Years	Total
Current maturities long-term loans	448	5,886	—	6,334
Liabilities in respect of leases-ST	132	857	—	989
Trade payables	—	8,522	—	8,522
Payables to related parties	—	2,149	—	2,149
Other Accounts Payable	—	4,483	—	4,483
Long term loans from banks, net	—	—	6,943	6,943
Liabilities in respect of leases-LT	—	—	2,984	2,984
Loan from Shareholder	—	—	4,533	4,533
Warrant Liabilities	—	1,392	—	1,392
Total	580	23,289	14,460	38,329

31.12.2020	Within 30 days	1 – 12 Months	1 – 5 Years	Total
Current maturities long-term loans	147	2,014	—	2,161
Liabilities in respect of leases-ST	114	818	—	932
Trade payables	—	7,151	—	7,151
Other Accounts Payable	—	3,671	—	3,671
Payables to related parties	—	327	—	327
Long term loans from banks, net	—	—	6,314	6,314
Liabilities in respect of leases-LT	—	—	3,465	3,465
Loan from shareholder	—	—	4,212	4,212
Warrant Liabilities	—	1,118	—	1,118
Total	261	15,099	13,991	29,351

Fair value of financial instruments measured at fair value on a periodic basis

	Level	31.12.2021	31.12.2020
Financial Liabilities:
Warrants Liabilities	3	1,392	1,118

Classification of financial instruments by fair value hierarchy:

The financial instruments measured in the balance sheet at fair value are classified, according to groups with similar characteristics, into a fair value ranking as follows, determined in accordance with the data source used to determine the fair value:

Level 1: Quoted prices (without adjustments) in an active market of identical assets and liabilities.

Level 2: Non-quoted prices data included in Level 1 which can be viewed directly or indirectly.

Level 3: Data that are not based on viewable market information (assessment techniques without the use of viewable market data).

As mentioned in Note 13, the warrants granted to the bank and to Liquidity are derivative financial liablities and accordingly measured at each balance date at fair value through profit or loss.

NOTE 16 — FINANCIAL INSTRUMENTS — RISK MANAGEMENT: (continued)

For the purpose of measuring the fair value of the warrants, a model based on Black Scholes and Merton was used. The inputs used in determining the fair value are: a risk-free interest rate of 0.723%, an expected exercise period of between 0.75 and 6.5 years and an expected volatility of approximately 50%.

Warrants
Balance at January 1, 2020	814
Issuance of warrants	295
Changes in fair value recognized in finance expenses	9
Balance at December 31, 2020	1,118
Issuance of warrants	74
Changes in fair value recognized in finance expenses	200
Balance at December 31, 2021	1,392

For further details, see Note 13.